Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 923,840
Ending balance	1,037,397	¥ 923,840
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	173,302
Ending balance	79,176	173,302
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	531,640
Ending balance	725,356	531,640
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	120,193
Ending balance	142,459	120,193
Measured at fair value on a recurring basis [member] | Level 3 [member] | Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	4,829
Profit or loss	(674)	4,665
Other comprehensive income
Purchases
Sales
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	493	164
Ending balance	4,648	4,829
Unrealized gains or losses included in profit or loss on assets	(674)	4,665
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,314	5,224
Profit or loss	112	(43)
Other comprehensive income
Purchases
Sales	(1,124)
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	471	133
Ending balance	4,773	5,314
Unrealized gains or losses included in profit or loss on assets	112	(43)
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	110,050	99,508
Profit or loss
Other comprehensive income	17,973	3,748
Purchases	7,075	7,701
Sales	(1,487)	(1,243)
Transfer to level 1 due to listing	(1,158)
Exchange differences on translating foreign operations	585	336
Ending balance	133,038	110,050
Unrealized gains or losses included in profit or loss on assets